Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.6%
Aligned Data Centers Issuer LLC
Series 2021-1A,
Class A2, 1.94%, 08/15/2046 (A)	$ 200,000	$ 179,815
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	113,879
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	90,604
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	87,206	75,408
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	111,895	96,514
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	117,103	104,702
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	177,978	156,909
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	72,054	63,318
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	51,629	43,728
Luminace ABS Issuer LLC
Series 2022-1, Class A,
4.88%, 07/31/2062 (A)	175,000	172,677
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	167,559
Mosaic Solar Loan Trust
Series 2021-3A, Class B,
1.92%, 06/20/2052 (A)	91,583	79,920
OneMain Financial Issuance Trust
Series 2022-S1, Class A,
4.13%, 05/14/2035 (A)	135,000	133,264
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	123,438	102,293
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	119,100	95,136
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (B), 05/25/2037 (A)	100,000	99,916
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	95,999
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	18,512	18,425
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	239,893
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	213,870	197,891
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	135,135	115,832
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	141,901	125,136
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A,
2.27%, 01/30/2057 (A)	120,576	103,881

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	$ 119,375	$ 104,480
Towd Point Mortgage Trust
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	149,740	146,846
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	54,552	53,552
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	164,423
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	113,005
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	234,204	204,179

Total Asset-Backed Securities (Cost $3,869,160)		3,459,184

CORPORATE DEBT SECURITIES - 45.9%
Auto Components - 0.3%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	75,419

Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	108,550
General Motors Co.
5.60%, 10/15/2032	141,000	140,722

		249,272

Banks - 8.5%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025	202,000	194,058
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	198,232
BPCE SA
Fixed until 10/19/2026, 2.05% (B), 10/19/2027 (A)	250,000	223,611
Citigroup, Inc.
Fixed until 05/15/2023, 1.68% (B), 05/15/2024 (C)	220,000	216,503
Huntington National Bank
3.55%, 10/06/2023	250,000	250,278
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	200,000	153,109
PNC Bank NA
4.05%, 07/26/2028	250,000	247,103
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A) (C)	200,000	159,735
US Bancorp
3.10%, 04/27/2026	250,000	245,543

		1,888,172

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,814
4.05%, 11/21/2039	20,000	18,940

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
3.13%, 05/01/2025 (C)	$ 40,000	$ 39,772
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	20,093

		98,619

Building Products - 0.7%
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	96,052
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	90,000	60,300

		156,352

Capital Markets - 2.3%
Deutsche Bank AG
1.69%, 03/19/2026	265,000	241,823
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (B), 06/15/2027	133,000	133,785
Morgan Stanley
Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	130,008

		505,616

Chemicals - 1.7%
Huntsman International LLC
4.50%, 05/01/2029	80,000	76,174
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	181,702
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	45,227
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	74,684

		377,787

Commercial Services & Supplies - 0.4%
Waste Management, Inc.
3.13%, 03/01/2025	80,000	79,803

Construction & Engineering - 0.7%
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	165,928

Construction Materials - 1.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	186,200
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A)	104,000	92,392

		278,592

Containers & Packaging - 1.1%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	54,995
5.38%, 01/15/2028 (A)	88,000	79,158
Sonoco Products Co.
2.25%, 02/01/2027	79,000	72,665
2.85%, 02/01/2032 (C)	55,000	47,721

		254,539

Diversified Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	121,410
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	133,315

		254,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (B) (D)	$ 200,000	$ 193,960
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	199,666

		393,626

Electric Utilities - 3.2%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	111,814
Enel Finance International NV
2.25%, 07/12/2031 (A)	200,000	157,933
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	118,813
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	59,837
Northern States Power Co.
2.60%, 06/01/2051	70,000	54,165
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	84,419
Southern Power Co.
0.90%, 01/15/2026	130,000	118,015

		704,996

Energy Equipment & Services - 0.9%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	200,000	183,751
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (C)	21,000	19,740

		203,491

Equity Real Estate Investment Trusts - 4.5%
American Tower Corp.
3.60%, 01/15/2028	80,000	76,578
Crown Castle International Corp.
2.90%, 04/01/2041	80,000	61,066
3.30%, 07/01/2030	50,000	45,899
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	136,728
Federal Realty OP LP
1.25%, 02/15/2026	84,000	76,288
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	191,442
Healthpeak Properties, Inc.
3.50%, 07/15/2029	90,000	84,953
SBA Tower Trust
3.45%, 03/15/2048 (A)	125,000	124,000
UDR, Inc.
3.10%, 11/01/2034	80,000	68,497
Ventas Realty LP
3.50%, 02/01/2025	130,000	128,004

		993,455

Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	99,448
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	166,000
Sysco Corp.
3.30%, 07/15/2026 (C)	140,000	138,245
3.30%, 02/15/2050	70,000	55,537
Walmart, Inc.
1.80%, 09/22/2031 (C)	102,000	90,651

		549,881

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	$ 200,000	$ 194,296

Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV
6.88%, 03/11/2038 (C)	60,000	70,701

Household Durables - 0.8%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	56,911
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	66,346
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	64,506

		187,763

Household Products - 0.7%
Kimberly-Clark Corp.
3.10%, 03/26/2030 (C)	80,000	77,597
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	78,220

		155,817

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	26,229

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030 (C)	40,000	34,235

IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	34,837

Life Sciences Tools & Services - 0.4%
Danaher Corp.
3.35%, 09/15/2025 (C)	80,000	79,519

Metals & Mining - 0.4%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	91,781

Multi-Utilities - 1.5%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030 (C)	110,000	106,871
Dominion Energy, Inc.
2.25%, 08/15/2031 (C)	130,000	111,976
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	105,685

		324,532

Personal Products - 1.2%
Natura Cosmeticos SA
4.13%, 05/03/2028 (A)	200,000	169,516
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	95,722

		265,238

Pharmaceuticals - 1.2%
AstraZeneca PLC
4.00%, 01/17/2029 (C)	60,000	61,913
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	39,730
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	40,530

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
3.70%, 02/10/2045 (C)	$ 40,000	$ 37,204
Pfizer, Inc.
4.20%, 09/15/2048 (C)	40,000	41,356
Sanofi
3.38%, 06/19/2023	40,000	40,128

		260,861

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.
3.73%, 12/08/2047	140,000	123,334
Micron Technology, Inc.
2.70%, 04/15/2032	125,000	103,561
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030	50,000	45,688

		272,583

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	131,875

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.
3.00%, 06/20/2027 (C)	130,000	129,813
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	70,000	74,361
6.20%, 07/15/2030	70,000	74,803
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	41,111

		320,088

Trading Companies & Distributors - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	83,486

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	106,443

Wireless Telecommunication Services - 1.4%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	121,875
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	200,000	181,000

		302,875

Total Corporate Debt Securities (Cost $11,627,043)		10,173,432

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.8%
Chile Government International Bond
4.34%, 03/07/2042	200,000	184,027

Colombia - 0.4%
Colombia Government International Bond
7.38%, 09/18/2037	100,000	97,811

Panama - 0.3%
Panama Government International Bond
6.70%, 01/26/2036	53,000	58,338

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 0.4%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	$ 100,000	$ 85,156

Total Foreign Government Obligations (Cost $515,604)		425,332

LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.81% (B), 05/30/2025	39,731	39,334

Communications Equipment - 0.4%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (B), 04/06/2026	108,604	100,934

Machinery - 0.4%
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.55% (B), 03/02/2027	88,427	84,116

Total Loan Assignments (Cost $236,034)		224,384

MORTGAGE-BACKED SECURITIES - 10.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 3.99% (B), 09/15/2034 (A)	145,000	131,951
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	200,000	199,360
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.29% (B), 09/15/2048 (A)	175,000	153,051
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 3.75% (B), 12/15/2037 (A)	115,000	111,044
DOLP Trust
Series 2021-NYC, Class C,
3.53%, 05/10/2041 (A)	250,000	213,390
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (B), 09/10/2035 (A)	143,000	138,675
Grace Trust
Series 2020-GRCE, Class D,
2.68% (B), 12/10/2040 (A)	250,000	196,096
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	80,000	75,238
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	160,973
Series 2022-OPO, Class C,
3.45% (B), 01/05/2039 (A)	140,000	126,329
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	185,000	164,954

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Bryant Park Trust
Series 2019-OBP, Class A,
2.52%, 09/15/2054 (A)	$ 160,000	$ 141,643
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	107,585
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	147,554	143,246
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (A)	170,000	156,318

Total Mortgage-Backed Securities (Cost $2,546,064)		2,219,853

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	229,060
3.90%, 04/25/2028	418,000	433,268
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	239,000	204,298
Uniform Mortgage-Backed Security
2.00%, TBA (F)	800,000	720,469
2.50%, TBA (F)	1,280,000	1,212,026
3.00%, TBA (F)	400,000	385,750
3.50%, TBA (F)	400,000	396,367

Total U.S. Government Agency Obligations (Cost $3,641,450)		3,581,238

U.S. GOVERNMENT OBLIGATIONS - 8.4%
U.S. Treasury - 8.4%
U.S. Treasury Bond
1.75%, 08/15/2041	110,000	86,715
2.00%, 08/15/2051	1,074,000	861,927
2.25%, 02/15/2052	238,000	203,267
2.88%, 05/15/2052	475,000	465,426
U.S. Treasury Note	250,000	254,961
2.88%, 05/15/2032

Total U.S. Government Obligations (Cost $2,060,061)		1,872,296

COMMERCIAL PAPER - 11.3%
Banks - 3.4%
DNB Bank ASA
2.19% (G), 09/21/2022	250,000	249,108
2.69% (G), 11/07/2022	500,000	496,193

		745,301

Electrical Equipment - 1.1%
Rockwell Automation, Inc.
2.08% (G), 08/09/2022	250,000	249,819
Health Care Providers & Services - 3.4%
Roche Holdings, Inc.
1.66% (G), 08/16/2022	500,000	499,423
1.93% (G), 09/12/2022	250,000	249,270

		748,693

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Water Utilities - 3.4%
American Water Capital Corp.
1.98% (G), 08/05/2022	$ 750,000	$ 749,650

Total Commercial Paper (Cost $2,494,204)		2,493,463

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Federal Home Loan Bank Discount Notes
1.63% (G), 08/19/2022	250,000	249,728

Total Short-Term U.S. Government Agency Obligation (Cost $249,778)		249,728

	Shares	Value
OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (G)	1,002,040	1,002,040

Total Other Investment Company (Cost $1,002,040)		1,002,040

Total Investments (Cost $28,241,438)		25,700,950
Net Other Assets (Liabilities) - (15.9)%		(3,527,111)

Net Assets - 100.0%		$ 22,173,839

Transamerica Funds	Page 5

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$3,459,184	$—	$3,459,184
Corporate Debt Securities	—	10,173,432	—	10,173,432
Foreign Government Obligations	—	425,332	—	425,332
Loan Assignments	—	224,384	—	224,384
Mortgage-Backed Securities	—	2,219,853	—	2,219,853
U.S. Government Agency Obligations	—	3,581,238	—	3,581,238
U.S. Government Obligations	—	1,872,296	—	1,872,296
Commercial Paper	—	2,493,463	—	2,493,463
Short-Term U.S. Government Agency Obligation	—	249,728	—	249,728
Other Investment Company	1,002,040	—	—	1,002,040

Total Investments	$1,002,040	$24,698,910	$—	$25,700,950

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $9,262,175, representing 41.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,020,685, collateralized by cash collateral of $1,002,040 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $39,878. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $375,662, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Transamerica Funds	Page 6

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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